Goodwill And Other Intangible Assets (Summary Of Changes In Carrying Amount Of Goodwill, By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Beginning balance	$ 69,773	$ 70,842
Goodwill acquired	305	18
Held for sale	(799)
Other	(6)	(1,087)
Ending balance	69,273	69,773
Wireless [Member]
Segment Reporting Information [Line Items]
Beginning balance	35,803	35,755
Goodwill acquired	305	13
Held for sale	0
Other	(2)	35
Ending balance	36,106	35,803
Wireline [Member]
Segment Reporting Information [Line Items]
Beginning balance	33,970	33,638
Goodwill acquired	0	5
Held for sale	(799)
Other	(4)	327
Ending balance	33,167	33,970
Advertising Solutions [Member]
Segment Reporting Information [Line Items]
Beginning balance	0	1,059
Goodwill acquired	0	0
Goodwill impairment			2,745
Held for sale	0
Other	0	(1,059)
Ending balance	0	0	1,059
Other Segment [Member]
Segment Reporting Information [Line Items]
Beginning balance	0	390
Goodwill acquired	0	0
Held for sale	0
Other	0	(390)
Ending balance	$ 0	$ 0